Trade Receivables	12 Months Ended
Dec. 31, 2025
Trade Receivables [Abstract]
TRADE RECEIVABLES

NOTE 5 - TRADE RECEIVABLES:

As of December 31, 2025 and 2024, the balance of trade receivables comprised as follows:

	December 31
	2025	2024
	U.S. dollars in thousands
Open accounts	12,040	3,291
Provision for expected credit losses	(244)	(60)
Trade receivables, net	11,796	3,231